Revenues - Summary of Breakdown of Revenues by Sales Channel (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 927,690	€ 960,122
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	67,061	71,836
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	8,351	7,005
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	698,035	669,599
Total Direct to Consumer (DTC) | ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	504,501	486,561
Total Direct to Consumer (DTC) | Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	92,639	89,976
Total Direct to Consumer (DTC) | TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	100,895	93,062
Total Wholesale branded
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	154,243	211,682
Total Wholesale branded | ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	65,908	79,506
Total Wholesale branded | Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	36,515	76,745
Total Wholesale branded | TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 51,820	€ 55,431